BENEFIT PLANS - Benefit Payments and Defined Contribution Benefit Plans (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Defined Contribution Plan [Abstract]
Cost associated with defined contribution benefit plans	$ 28,501
Cablevision Defined Benefit Plans
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2017	45,899
2018	28,812
2019	27,565
2020	28,399
2021	25,692
2022 - 2026	120,664
Pension Plan
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
Expected company contribution in next fiscal year	$ 12,700